Average Annual Total Returns - UBS Select 100% US Treasury Institutional Fund	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	4.47%
Performance Inception Date		Mar. 13, 2024